Organization, Nature of Business, and Basis of Presentation (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended					6 Months Ended
	Nov. 22, 2013	Jun. 30, 2014	Dec. 31, 2013 bbl	Dec. 31, 2012	Jun. 30, 2014 Common Class B [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Jun. 30, 2014 Greenlight [Member]	Jun. 30, 2014 Brickman Parties [Member]	Jun. 10, 2014 Brickman Parties And Greenlight [Member]	Mar. 28, 2014 Brickman Parties And Greenlight [Member]
Organization Nature Of Business And Liquidity Considerations [Line Items]
Proceeds From Repayments Of Debt Gross	$ 3,330,000
Percentage Of Owned Of Subsidiaries Membership Units		87.60%	87.30%
Remaining Percentage Of Owned By Investment Funds Affiliates		12.40%	12.70%
Common stock, shares outstanding		5,497,106	5,482,585	5,483,773	780,958	795,479	795,479
Cash and cash equivalents		8,054,000	12,605,000	8,554,000
Production, Barrels of Oil Equivalents			110,000,000
Business Acquisition Payable In Cash And Shares											275,000,000
Business Acquisition, Transaction Costs										275,000,000
Common Stock Owning Percentage								49.90%	8.40%
Proceeds From Issuance Of Rights								70,000,000
Proceeds from Issuance of Debt								150,000,000
Operating Loss Carryforwards		$ 181,300,000	$ 178,200,000
Noncontrolling Interest Ownership Percentage		12.40%